SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)	Basis of consolidation

The consolidated financial statements of the Group include the financial statements of CDTV Holding, its subsidiaries, VIE and VIE’s subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, costs and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, allowance for obsolete inventories, valuation allowance for deferred tax assets, and impairment of goodwill.

(d)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(e)	Accounts receivable and allowance for doubtful accounts

Accounts receivable are stated at the amount the Group expects to collect. The Group maintains allowances for doubtful accounts for estimated losses. Management considers the following factors when determining the collectability of specific accounts: historical experience, credit worthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Allowance for doubtful accounts is made and recorded into general and administrative expenses based on aging of accounts receivable and on any specifically identified accounts receivable that may become uncollectible.

From time to time, certain accounts receivable balances are settled in the form of notes receivable. As of December 31, 2013 and 2014, notes receivable represents bank acceptance drafts that are non-interest bearing and due within six months.

(f)	Investment

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group did not incur any impairment loss on equity method investments for the years ended December 31, 2013 and 2014. For the year ended December 31, 2012, the Group recorded an impairment loss of $4,487 on equity method investments (Note 12 (b)).

Cost method investments

Investee companies over which the Group does not have significant influence or a controlling interest are carried at cost and recognized as income for any dividend received from distribution of the investee’s earnings.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and determined to be other-than-temporary.

(g)	Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, restricted cash, notes receivable, accounts receivable, notes payable and accounts payable. The carrying values of the Group’s financial instruments approximate their fair values, principally because of the short-term maturity of these instruments or their terms.

(h)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, notes receivable and accounts receivable. The Group places their cash and cash equivalents and restricted cash in financial institutions with high-credit ratings and quality.

Approximately 93.5% of the Group’s deposits were placed with three commercial banks in the PRC as of December 31, 2014. The Group takes into account a number of factors, including, among other things, the industry rankings, credit rating and reputation, in determining the creditworthiness and quality of the financial institutions in the PRC with which it has placed its cash and cash equivalents and restricted cash. The following table sets forth information relating to the three largest proportions of the Group’s total deposits held by a single bank as of December 31, 2013 and 2014, respectively.

Details of the banks accounting for 10% or more of total deposits are as follows:

	As of December 31,
Bank	2013		2014
	%		%

Bank A	29.0		32.3
Bank B	61.7		31.7
Bank C		*	29.5

*	The amount was less than 10%.

The Group conducts credit worthiness evaluations of customers and generally does not require collateral or other security from customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors relevant to determining the credit risk of specific customers.

For the years ended December 31, 2012, 2013 or 2014, there are no revenues generated from customers that individually represent greater than 10% of the total revenues.

As of December 31 2013 and 2014, there are no accounts receivable generated from customers that individually represent greater than 10% of the total accounts receivables.

Customers accounting for 10% or more of notes receivable are as below:

	As of December 31,
Customer	2013		2014
	%		%

Customer A	41.6		52.1
Customer B	28.3		21.3
Customer C		*	13.7

*	The amount was less than 10%.

(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average method. Inventories are written down for provisions for obsolescence to net realizable value based upon estimates of future demand, technology developments, and market conditions.

(j)	Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years

(k)	Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are estimated by management with the assistance of a third party valuer based on the fair value of assets acquired.

Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated average useful lives, which are as follows:

Core technology	3-7.5 years
Complete technology	2.5 years
Contract backlogs	1 year
Customer relationship	3.5-9.5 years
Digital watermarking technology	5 years
Image tracing technology	5 years

(l)	Impairment of long-lived assets

Long-lived assets, such as property and equipment and definite-lived intangible assets, are stated at cost less accumulated depreciation or amortization. Depreciation and amortization is computed principally by the straight-line method.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets with determinable useful lives, whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

The Group did not incur any impairment loss on long-lived assets for the years ended December 31, 2012, 2013 or 2014.

(m)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with a primary technique being a discounted cash flow which requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital.

In the evaluation of the goodwill for impairment, the Group may first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group has determined to perform the annual impairment test on December 31 of each year. The Group did not incur any impairment loss on goodwill for the years ended December 31, 2012, 2013 or 2014.

(n)	Revenue recognition

The Group’s revenues are principally derived from sales of products and services.

Specifically, sales of products include:

(1)	Sales of smart cards; and

(2)	Sales of other products.

Sales of services include the following four arrangements:

(1)	Head-end software, hardware and related system integration service (“SI service”);

(2)	Head-end system development service (“SD service”);

(3)	Licensing income; and

(4)	Royalty income.

Sales of smart cards

Smart cards are manufactured by third-party manufacturers based on the Group’s blueprints. When the Group receives these products from the manufacturers, the Group programs each one with a unique security code so that it can communicate with the Group’s CA Systems. Revenue is recognized after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured. The Group also offers some of its customers a lower price or a certain amount of free cards when the cumulative volume of smart card purchases from the same customer is greater than a set volume during a specific period. The Group accounts for sales volume based customer incentives as deferred revenue which is deducted against the initial revenue.

The Group generally guarantees the quality of smart cards for periods ranging from one to three years, and if any smart cards are found defective during the warranty period, the Group is obligated to replace them at the Group’s cost. Historically, the defect rate of smart cards has been low and the Group accrues warranty liabilities based on historical information.

Sales of others products

The Group also derives revenues from the sales of products other than smart cards, such as surface mounted device chipsets and other products. Revenue is recognized after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured.

SI service

For the SI service, the Group signs contracts with cable network operators to install and integrate the Group’s software with the hardware and software purchased from third-party suppliers. The Group’s software includes CA Systems software, subscriber management system software and head-end electronic program guide software.

CA Systems software consists of software that is installed at the premises of the television network operator, or the head end. CA Systems enable television network operators to deliver secured contents and services to their subscribers.

Subscriber management system is software used by television network operators to support their operation, archive subscriber and operational information, and to generate billings to subscribers.

Head-end electronic program guide software is software that enables television network operators to distribute Digital Video Broadcasting standard program specific information and service information to the subscribers.

Deliverables of SI service include: software, hardware, integration, installation, training and post-contract customer support (“PCS”). When the provision of services is substantially completed, i.e., when the Group delivers its software, purchases the hardware and software from third-party suppliers, integrates them together, and provides installation and training to customers, customers sign the preliminary acceptance. Final acceptance is typically signed six months to one year after the issuance of the preliminary acceptance if no major technical problems are discovered. Software is considered delivered to customers when preliminary acceptance is signed because only at that time customers are able to use the software in the integrated system. For majority of the contracts, the Group offers one-year free PCS, including telephone support and bug-fixing beginning from preliminary acceptance. However, in some of the contracts, the Group offers free PCS for a period of more than one year beginning from preliminary acceptance; while in some other contracts, the PCS does not have a specified definite period.

The SI service includes a significant software portion. The software is not regarded as incidental to the provision of services as a whole because the marketing of such services focuses on the internally developed technologies included in the software. Revenue is recognized when the last deliverable in the arrangement is delivered and when all of the following criteria have been met:

(1)	Persuasive evidence of an arrangement exists;

(2)	Delivery has occurred;

(3)	The vendor’s fee is fixed or determinable; and

(4)	Collectability is probable.

The systems are installed and tested at the customers’ sites. Generally all the technical issues are identified and resolved before the preliminary acceptance is signed by the customers. Afterwards, the customers will begin to use the installed systems for operation.

For the contracts where the Group offers free PCS for one year or less, the cost incurred between the preliminary acceptance and the end of the free PCS period has historically been insignificant. Therefore, revenue is recognized when the entire installation and integration of software is completed, which is indicated by obtaining the preliminary acceptance from customers. For contracts where the Group offers free PCS for more than one year, the Group defers the revenue for the contracts and recognizes it over the PCS term although the cost incurred during the PCS term has been historically insignificant. Where the PCS term has no specified definite period, the Group recognizes such revenue over the estimated useful life of the CA Systems, which the Group has determined to be five years.

SD service

The Group develops head-end system applications relating to digital TV technology for its customers.

Deliverables in SD service include the completed software application. A few arrangements also include one-year free PCS starting from customer acceptance, but no arrangement includes free PCS for more than one year. Payment terms vary based on the stage of the service. Normally a portion of the contract amount is paid when the contract is signed, and the remaining is paid upon the completion of the project and customer acceptance. The cost of providing free PCS has historically been insignificant.

Because a system development arrangement requires significant production, modification, or customization of software, the group refers to FASB Accounting Standards Codification (“ASC”) 605-35, “Construction-Type and Production-Type Contracts” for revenue recognition. As the Group cannot properly measure progress toward completion, the completed-contract method is used. Revenue for system development is recognized when the system development is finished and accepted by the customer.

Licensing income

The Group coordinates with network operators to produce set-top boxes compatible with the Group’s CA Systems. The Group enters into contracts with set-top box manufacturers selected by customers and provides these manufacturers with CA Systems terminal-end software that is integrated in the set-top boxes and which permits the unscrambling of digital TV broadcasts that have been transmitted by TV network operators who use the Group’s CA Systems. The set-top box manufacturers pay the Group a one-time license fee, which includes a testing and certifying fee, for obtaining the blueprints and technologies in the form of software. According to the contracts, these manufacturers are required to provide a set-top box prototype to the Group in order to obtain a certificate from the Group which indicates the set-top box is compatible with the Group’s CA Systems and suitable for mass-production. The licenses to set-top box manufacturers are perpetual once provided. No PCS is offered in the licensing arrangement. Licensing income is recognized when all revenue recognition criteria have been met, which is indicated by the issuance of a certificate to the set-top box manufacturer by the Group.

All advances from customers and prepaid fees received from customers or set-top box manufacturers are initially recognized as deferred revenue and revenue is recognized when the above revenue recognition criteria are met.

Royalty income

The Group receives royalties on sales of CA Systems terminal-end software.

Royalties are received either from set-top box manufacturers, or from television network operators depending on which party the Group enters the contracts with.

Royalty revenue is recognized when earned and collectability is reasonably assured.

For royalty income collected from set-top box manufacturers, royalty revenue is recognized upon the receipt of sales reports from set-top box manufacturers and when payment is received.

For royalty income received from television network operators, the Group requests the television network operators to pay the royalty to the Group directly when they purchase the Group’s smart cards, in which case all the revenue is recognized as part of the smart card sales when these smart cards are delivered to the customers.

(o)	Deferred costs

Deferred costs are recognized mainly for costs incurred, which consist of hardware and software purchased from third-party suppliers directly associated with revenue from SI service contracts that provide free PCS for more than one year.

Deferred costs from SI services are recoverable through the future revenue streams and are recorded as an asset and amortized to cost of revenue over the same period that the revenue is recognized. Amortization of deferred costs for the years ended December 31, 2012, 2013 and 2014 totaled $688, $456 and $397, respectively.

(p)	Value added tax (“VAT”) and VAT refund

VAT on sales is calculated at 17% on revenue from product sales and SI Services and paid after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in Accrued Expenses and Other Current Liabilities, and the excess of input VAT over output VAT is reflected in Prepaid Expenses and Other Current Assets in the consolidated balance sheets.

For certain software related products that qualify as “software products” by PRC tax authorities, the Group pays VAT at 17% first and then receives a 14% refund. The Group records VAT refund receivables on an accrual basis. VAT refund is recorded in revenue in the statements of operations.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued Circular No. 71 regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Starting from September 1, 2012, certain subsidiaries and the VIE became subject to VAT at the rates of 6% on certain service revenues, such as royalty income which were previously subject to business tax.

(q)	Business and related taxes

Other than the services subject to VAT, revenues related to certain types of services from the Group’s PRC subsidiaries, VIE and VIE’s subsidiaries are subject to business taxes, surcharges or cultural business construction fees. Revenues are presented net of those taxes and fees incurred.

(r)	Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote economic development of the local technology industry. When the Group receives the subsidies related to government sponsored projects, the subsidies are recorded as a liability and are recognized as subsidy income when there is no further performance obligation. Subsidy income of $351, $620 and $2,112 were recognized and recorded in other income for the years ended December 31, 2012, 2013 and 2014, respectively.

(s)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(t)	Foreign currency translation

The functional and reporting currency of the Company is the US dollar. The functional currency of the Company’s subsidiaries outside the PRC is the US dollar. The functional currency of the Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

For translating the financial statements of the Company’s PRC subsidiaries into the reporting currency of the Company, assets and liabilities are translated from each subsidiary’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

(u)	Income taxes

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized based on net operating losses available for carry-forwards and significant temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis using enacted tax rates in effect for the years in which the differences are expected to reverse. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit of the related tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

(v)	Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments, and is reported in the consolidated statements of comprehensive income.

(w)	Net income per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had stock options which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the stock options is computed using the treasury stock method.

(x)	Research and development expenses

Research and development expenses are incurred in the development of the Group’s products and technologies, including significant improvements and refinements to existing products and services. All research and development expenses are expensed as incurred.

(y)	Share-based compensation

Share-based payment transactions with employees and directors, such as share options, are measured based on the grant date fair value of the equity instrument issued. Share-based compensation expenses, net of forfeitures, are recognized over the requisite service period based on the graded vesting attribution method, with a corresponding impact reflected in additional paid-in capital.

The Group recognizes the estimated compensation expenses of performance-based stock options based on the grant date fair value. The awards are earned upon attainment of identified performance goals. The Group recognizes the compensation expenses, net of estimated forfeitures, over the performance period. The Group also adjusts the compensation expenses based on the probability of performance goal achievement at the end of each reporting period.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expenses only for those awards that are expected to vest.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

(z)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

•	Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques.

The Group measures certain assets, including the cost method investments and equity method investments, at fair value on a nonrecurring basis when they are deemed to be other-than-temporarily impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

(aa)	Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. If the purchase price is less than those fair values, the difference is recognized directly in the consolidated statements of comprehensive income (loss). Acquisition-related expenses and restructuring costs are expensed as incurred.

In a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

(bb)	Transactions between entities under common control

When accounting for a transfer of assets or exchange of shares between entities under common control of the Company, the carrying amounts of the assets and liabilities transferred shall remain unchanged subsequent to the transaction, and no gain or loss shall be recorded in the Group’s consolidated statements of comprehensive income (loss).

(cc)	Newly adopted accounting pronouncements

In March 2013, the Financial Accounting Standards Board (“FASB”) has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

In July 2013, the FASB issued an Accounting Standard Update (“ASU”) which provides guidance on financial statement presentation of an unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current US GAAP.

The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

(dd)	Recently issued accounting pronouncements not yet adopted

In April 2014, the FASB issued a new pronouncement which amends to change the criteria for reporting discontinued operations while enhancing disclosures in this area. It also addresses sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in US GAAP.

Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization’s operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment.

In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. This disclosure will provide users with information about the ongoing trends in a reporting organization’s results from continuing operations. The amendments in the ASU are effective in the first quarter of 2015 for public organizations with calendar year ends. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In May 2014, the FASB issued a new pronouncement which affects any entity using US GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1. Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2. Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.

The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation – Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted.

Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. In addition, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In August, 2014, the FASB issued a new pronouncement which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements. Further, an entity must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern.” The new standard is effective for fiscal years ending after December 15, 2016. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In January 2015, the FASB issued a new pronouncement which eliminates from US GAAP the concept of extraordinary items. Subtopic 225-20, Income Statement - Extraordinary and Unusual Items, required that an entity separately classify, present, and disclose extraordinary events and transactions. Presently, an event or transaction is presumed to be an ordinary and usual activity of the reporting entity unless evidence clearly supports its classification as an extraordinary item.

If an event or transaction meets the criteria for extraordinary classification, an entity is required to segregate the extraordinary item from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. The entity also is required to disclose applicable income taxes and either present or disclose earnings-per-share data applicable to the extraordinary item.

The FASB heard from stakeholders that the concept of extraordinary items causes uncertainty because it is unclear when an item should be considered both unusual and infrequent. Additionally, some stakeholders said that although users find information about unusual or infrequent events and transactions useful, they do not find the extraordinary item classification and presentation necessary to identify those events and transactions. Other stakeholders noted that it is extremely rare in current practice for a transaction or event to meet the requirements to be presented as an extraordinary item.

The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.